PREPAID EXPENSES AND OTHER RECEIVABLES	3 Months Ended
Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
3.	PREPAID EXPENSES AND OTHER RECEIVABLES

	March 31, 2016	March 31, 2015	December 31, 2015	December 31, 2014
	$	$	$	$
Prepaid expenses and other receivables	87,979	6,242	120,661	18,172
Prepaid insurance	107,259	126,771	12,966	40,630
Sales taxes receivable (i)	36,495	25,406	54,590	22,328
	231,733	158,419	188,217	81,130

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.